Leases (Details - Components of lease expense) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Lease Cost
Finance Lease Cost: Amortization of Right of Use Assets	$ 51	$ 179	$ 102	$ 475	$ 675	$ 1,189	$ 1,095
Finance Lease Cost: Interest on lease liabilities	3	8	7	18	27	81	125
Capitalized Operating Lease Cost	1,013	1,132	2,092	2,263	4,515	4,789	3,827
Short Term Lease Cost	7		14		1,140
Variable Lease Cost					1,633	869	680
Total Lease Cost	$ 1,074	$ 1,319	$ 2,215	$ 2,756	$ 7,990	$ 6,928	$ 5,727